Hamilton Lane Private Secondary Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

Investments - 118.1%	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments - 92.1%†,^
Secondary Funds - 92.1%
Asia - 1.6%
Diversified - 1.6%
Multiples Plenty Private Equity GIFT Fund	*1,2,3	Limited Partnership Interest	5/14/2025	$3,552,138	$4,000,438
Total Diversified					4,000,438
Total Asia					4,000,438

North America - 69.8%
Diversified - 57.5%
Advent International GPE IX-G, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	1,313,268	1,397,850
AH American Dynamism Fund I, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	65,113	74,782
AH Parallel Fund III, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	135,557	249,328
AH Parallel Fund IV, L.P.	*1,3	Limited Partnership Interest	7/7/2025	152,159	182,631
AH Parallel Fund V, L.P.	*1,3	Limited Partnership Interest	7/7/2025	536,707	922,436
AKKR Isosceles CV, L.P.	*1,2,3	Limited Partnership Interest	6/26/2025	4,093,113	4,285,256
Andreessen Horowitz Fund II Annex, L.P.	*1,3	Limited Partnership Interest	7/7/2025	33,778	42,002
Andreessen Horowitz Fund II, L.P.	*1,3	Limited Partnership Interest	7/7/2025	31,422	38,691
Andreessen Horowitz Fund III, L.P.	*1,3	Limited Partnership Interest	7/7/2025	893,023	1,584,030
Andreessen Horowitz Fund IV, L.P.	*1,3	Limited Partnership Interest	7/7/2025	328,101	340,754
Andreessen Horowitz Fund V, L.P.	*1,3	Limited Partnership Interest	7/7/2025	643,192	918,710
Andreessen Horowitz Fund VI, L.P.	*1,3	Limited Partnership Interest	7/7/2025	627,567	839,393
Andreessen Horowitz Fund VII, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	276,592	363,220
Andreessen Horowitz Fund VIII, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	231,885	383,524
Andreessen Horowitz Fund IX - AI Applications, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	38,285	38,995
Andreessen Horowitz Fund IX - AI Infrastructure, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	56,457	69,201
Andreessen Horowitz LSV Fund I, L.P.	*1,3	Limited Partnership Interest	7/7/2025	403,518	681,349
Andreessen Horowitz LSV Fund II, L.P.	*1,3	Limited Partnership Interest	7/7/2025	424,635	584,777
Andreessen Horowitz LSV Fund III, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	384,796	588,765
Andreessen Horowitz LSV Fund IV, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	269,808	318,978
Andreessen Horowitz Seed Fund I, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	94,201	157,348
Apollo Investment Fund IX, L.P.	*1,2,3	Limited Partnership Interest	1/2/2025	1,594,485	1,774,073
Apollo Investment Fund IX, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	1/2/2025	229,034	254,830
Audax Private Equity Fund V, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	495,383	515,425
Audax Private Equity Fund VI, L.P.	*1,3	Limited Partnership Interest	12/30/2025	1,211,485	1,482,133
Audax Private Equity Fund VII, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	1,048,029	1,062,376
Bain Capital Fund XI, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	370,429	568,212
Bain Capital Fund XII, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	1,128,118	1,434,491
Bain Capital Fund XIII, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	981,076	1,059,639
Bain Capital Fund X, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	101,594	110,931
Banner Capital Fund I, L.P.	*1,2,3	Limited Partnership Interest	6/6/2025	4,306,326	7,082,138
Banner Capital Fund I-A, L.P.	*1,2,3	Limited Partnership Interest	6/6/2025	714,476	1,175,019
Cevine Capital Management VI No. 1 Feeder, L.P., Inc.	*1,2,3,4	Limited Partnership Interest	6/30/2025	441,009	343,192
Clayton Dubilier & Rice Fund X, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	888,586	1,193,725
Clayton Dubilier & Rice Fund XII, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	2,257,857	2,680,223
Clayton Dubilier & Rice Fund XII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	12/30/2025	728,998	839,497
Crestview Partners III CV-A, L.P.	*1,2,3	Limited Partnership Interest	3/31/2025	3,211,121	5,258,781
EQT IX SCSp	*1,2,3,4	Limited Partnership Interest	6/1/2025	1,035,870	1,200,788
ForgePoint Cybersecurity Fund II, L.P.	*1,3	Limited Partnership Interest	6/30/2025	4,969,527	6,882,939
Francisco Partners IV, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	494,899	593,136
Francisco Partners V, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	1,296,260	1,642,613
Francisco Partners VI, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	2,049,074	2,579,121
Francisco Partners VII, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	548,270	525,990
Genstar Capital Partners X, L.P.	*1,2,3	Limited Partnership Interest	6/27/2025	1,732,756	1,728,956
Genstar Capital Partners IX, L.P.	*1,2,3	Limited Partnership Interest	6/27/2025	1,523,737	1,314,292
Green Equity Investors VIII, L.P.	*1,2,3	Limited Partnership Interest	12/31/2024	1,076,341	1,211,212
Green Equity Investors VIII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	6/30/2025	767,482	887,613
Green Equity Investors VIII, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	2,593,224	2,958,094
Hellman & Friedman Capital Partners VIII, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	3,286,026	3,177,229
Hellman & Friedman Capital Partners VIII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	9/30/2025	795,421	921,994
Hellman & Friedman Capital Partners VIII, L.P. - Third Commitment	*2,2,3	Limited Partnership Interest	12/31/2025	38,354	44,457
Hellman & Friedman Capital Partners IX, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	5,904,712	6,975,998
Hellman & Friedman Capital Partners IX, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	9/30/2025	4,252,424	4,930,785
Hellman & Friedman Capital Partners IX, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	9/30/2025	1,597,139	2,053,879
Hellman & Friedman Capital Partners IX, L.P. - Fourth Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	3,043,047	3,589,237
Hellman & Friedman Capital Partners X, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	1,091,399	1,260,157
H.I.G. Europe Capital Partners III, L.P.	*1,2,3,4	Limited Partnership Interest	12/30/2025	725,918	898,036
KKR Americas Fund XII, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	1,433,171	1,992,666
KKR Americas Fund XII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	6/30/2025	708,768	985,463
KKR Americas Fund XII, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	6/30/2025	779,903	909,719
Madison Dearborn Capital Partners VII, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	201,677	226,962
Madison Dearborn Capital Partners VII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	2,932,125	3,282,006
Madison Dearborn Capital Partners VII, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	667,620	751,324
Madison Dearborn Capital Partners VIII, L.P.	*1,2,3	Limited Partnership Interest	12/31/2024	997,854	1,090,389
Madison Dearborn Capital Partners VIII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	12/31/2024	266,053	291,314
Madison Dearborn Capital Partners VIII, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	6/30/2025	232,839	249,375
Madison Dearborn Capital Partners VIII, L.P. - Fourth Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	3,067,929	3,284,912
Madison Dearborn Capital Partners VIII, L.P. - Fifth Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	855,195	915,928
New Mountain Partners VI, L.P.	*1,2,3	Limited Partnership Interest	12/31/2024	1,411,343	1,714,726
Permira VII, L.P.	*1,2,3,4	Limited Partnership Interest	6/30/2025	754,567	891,287
Platinum Equity Capital Partners V, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	931,900	838,055
Providence Equity Partners VIII-A, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	496,674	535,285
Providence Equity Partners VIII-A, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	10/1/2025	12,586,987	14,274,627
PSG Sequel, L.P.	*1,2,3	Limited Partnership Interest	1/31/2025	2,552,996	3,082,874
Roark Capital Partners III, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	1,078,064	1,547,316
Roark Capital Partners IV, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	1,712,917	2,388,820
Roark Capital Partners VII, L.P.	*1,2	Limited Partnership Interest	6/30/2025	-	-
The Resolute III Continuation Fund, L.P.	*1,2,3	Limited Partnership Interest	9/27/2024	2,289,694	2,406,773
Thoma Bravo Fund XII, L.P.	*1,2,3	Limited Partnership Interest	6/1/2025	205,716	217,929
Thoma Bravo Fund XV, L.P.	*1,2,3	Limited Partnership Interest	12/31/2024	1,561,885	1,839,460
Trident VIII, L.P.	*1,2,3	Limited Partnership Interest	12/31/2025	2,829,027	3,008,431
Vic SPV LLC	*1,2,3	Limited Partnership Interest	9/30/2025	9,641,757	11,518,712
Total Diversified					144,517,584

Financials - 1.6%
MDCP Co-Investors (Mobius), L.P.	*1,3	Limited Partnership Interest	12/31/2025	$867,926	955,058
MDCP Co-Investors (Tango), L.P.	*1,3	Limited Partnership Interest	12/31/2025	$1,222,938	1,413,551
MDCP Insurance SPV, L.P.	*1,2,3	Limited Partnership Interest	12/31/2025	$1,503,500	1,683,870
Total Financials					4,052,479

Healthcare - 1.2%
BlackRock Sapphire POF, L.P.	*1,2,3	Limited Partnership Interest	9/27/2024	$1,926,881	3,030,990
Total Healthcare					3,030,990

Industrials - 5.4%
Levine Leichtman Capital Partners VII, L.P.	*1,2,3,4	Limited Partnership Interest	12/11/2024	58,087	60,373
LLCP LMM Acquisition Fund, L.P.	*1,2,3,4	Limited Partnership Interest	11/20/2024	2,015,824	2,437,691
OIP Lightning, L.P.	*1,2,3	Limited Partnership Interest	12/9/2025	10,942,344	10,942,344
Total Industrials					13,440,408

Information Technology - 4.1%
A Capital Partners II, L.P.	*1,3	Limited Partnership Interest	12/22/2025	7,500,000	10,273,973
Total Information Technology					10,273,973
Total North America					175,315,434

Western Europe - 20.7%
Consumer Goods- 1.1%
L Catterton Europe IV Aggregator, SLP	*1,3,4	Limited Partnership Interest	11/25/2024	1,352,127	2,393,741
L Catterton Europe V, SLP	*1,2,3,4	Limited Partnership Interest	3/11/2025	351,763	444,713
Total Consumer Goods					2,838,454

Diversified- 19.6%
Argos Wityu Mid-Market VIII 1 SCSp	*1,2,3,4	Limited Partnership Interest	12/4/2025	11,820,179	12,813,103
Bregal Unternehmerkapital II, SCSp	*1,2,3,4	Limited Partnership Interest	7/8/2025	6,165,830	7,671,002
CVC Capital Partners Strategic Opportunities II, L.P.	*1,2,3,4	Limited Partnership Interest	7/1/2025	4,097,304	4,974,137
CVC Capital Partners VII, L.P.	*1,2,3,4	Limited Partnership Interest	12/31/2024	834,499	950,316
CVC Capital Partners VIII, L.P.	*1,2,3,4	Limited Partnership Interest	7/1/2025	582,754	689,384
CVC Capital Partners VIII, L.P. - Second Commitment	*1,2,3,4	Limited Partnership Interest	12/31/2025	3,462,114	3,809,665
H.I.G. Europe Middle Market LBO Fund II, L.P.	*1,2,3,4	Limited Partnership Interest	12/30/2025	832,889	948,320
Levine Leichtman Capital Partners Europe II SCSp	*1,2,3,4	Limited Partnership Interest	6/13/2025	4,255,927	4,123,328
MCP Cont. Fund II Coöperatief U.A.	*1,2,3,4	Limited Partnership Interest	9/25/2025	3,454,132	3,707,715
Norvestor SPV III SCSp	*1,2,3,4	Limited Partnership Interest	9/6/2024	2,827,009	3,264,575
TDR Capital IV, L.P.	*1,2,3,4	Limited Partnership Interest	12/31/2025	1,352,349	1,590,999
TDR Capital V, L.P.	*1,2,3,4	Limited Partnership Interest	12/31/2025	1,466,440	1,725,224
VIP III, L.P.	*1,2,3,4	Limited Partnership Interest	9/6/2024	2,266,098	2,645,213
VIP V SCSp	*1,2,3,4	Limited Partnership Interest	10/18/2024	302,860	295,784
Total Diversified					49,208,765
Total Western Europe					52,047,219
Total Secondary Funds (Cost $194,773,636)					231,363,091

	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments - 26.0%
JPMorgan U.S. Government Money Market Fund - Agency Shares	3.94%[6]	N/A	343,785	$343,785	$343,785
UMB Bank, Money Market Special	0.02%[6]	42,646,000	N/A	42,646,000	42,646,000
UMB Bank, Money Market II Special Deposit Investment	3.43%[6]	22,298,042	N/A	22,298,042	22,298,042
Total Short Term Investments (Cost $65,287,827)					65,287,827

Total Investments (Cost $260,061,463)					296,650,918
Liabilities in excess of other assets - (18.1%)					(45,525,449)
Total Net Assets - 100%					$251,125,469

†	Secondary Investments are portfolios of assets purchased on the secondary market.
^	Investments do not issue shares except where listed. Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
*	Investment is non-income producing.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2025 was $231,363,091, or 92.1% of net assets.
[2]	Investment has been committed to but has not been fully funded by the Fund.
[3]	All or a portion of this security is held through HL PSF Splitter LLC.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Affiliated security.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

Hamilton Lane Private Secondary Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Note 1 – Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the Investment Company Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective October 15, 2024, and pursuant to the requirements of Rule 2a-5, the Fund’s Board of Trustees (the “Board”) designated the Adviser as its valuation designee (in such capacity, the “Valuation Designee”) to perform fair value determinations and approved new valuation procedures for the Fund. Adoption of the rule did not have a material impact to the Fund’s valuation policies and procedures.

The Fund’s investments are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values, using present value and other subjective valuation techniques. In determining the fair value of an investment for which there are no readily available market quotations, the Valuation Designee may consider pre-acquisition and annual financial reporting summaries from a Portfolio Fund, comparable company factors, including fundamental analytical data relating to the investment, the nature and duration of any restriction on the disposition of the investment, the cost of the investment at the date of purchase, the liquidity of the market for the investment, the price of such investment in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, or the per share price of the investment to be valued in recent verifiable transactions.

Certain Portfolio Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946. In cases where the NAV of the private investment is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Hamilton Lane Private Secondary Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices (unadjusted) are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs other than quoted prices available in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in Portfolio Funds.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Fund’s investments in Portfolio Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Portfolio Fund as reported by the administrators and/or investment managers of the underlying Portfolio Funds. All valuations utilize financial information supplied by each Portfolio Fund and are net of management and incentive fees or allocations payable to the Portfolio Funds’ managers or pursuant to the Portfolio Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Portfolio Fund’s compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund’s financial statements.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no ready market, has been estimated by the respective Portfolio Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

Hamilton Lane Private Secondary Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II*	Level III*	Total
Assets
Investments
Short Term Investments	$65,287,827	$-	$-	$65,287,827
Total Investments	$65,287,827	$-	$-	$65,287,827

*The Fund did not hold any Level II or III securities as of December 31, 2025.

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $231,363,091 are excluded from the fair value hierarchy as of December 31, 2025.

Note 3 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a fund that receives investment advisory services from Hamilton Lane. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Name of Issuer and	Value at March 31,		Sales	Net Realized Gain	Change in Unrealized Appreciation	Value at December 31,	Dividends and Distributions
Title of Issue	2025	Purchases	Proceeds	(Loss)	(Depreciation)	2025	Capital Gains	Income
Vic SPV, LLC (1)(2)(3)	$-	$9,641,757	$-	$-	$1,876,955	$11,518,712	$-	$-
Total	$-	$9,641,757	$-	$-	$1,876,955	$11,518,712	$-	$-

(1)	Not an affiliate at the beginning of the period.
(2)	Non-Income Producing.
(3)	The security has unfunded commitments of $1,373 as of December 31, 2025.